Accounts receivable, net	12 Months Ended
Mar. 31, 2022
Accounts receivable, net
Accounts receivable, net
3	Accounts receivable, net

(a)	Accounts receivable consist of the following:

	March 31,
	2021	2022	2022
	RMB	RMB	US$

Gross accounts receivable	552,562	635,582	100,260
Less: Allowance for credit losses	(205,056)	(219,482)	(34,622)
Total accounts receivable, net	347,506	416,100	65,638

Representing:

Current portion:
- Processing fees	88,748	104,308	16,455
- Storage fees	40,308	56,346	8,888
- Others	1,242	648	102
	130,298	161,302	25,445
Non-current portion - Processing fees	217,208	254,798	40,193
Total accounts receivable, net	347,506	416,100	65,638

Non-current accounts receivable as of March 31, 2022 are due for payment as follows:

	March 31, 2022
	RMB	US$
Fiscal years ending March 31,
2024	83,588	13,186
2025	58,464	9,222
2026	54,675	8,625
2027	47,568	7,504
2028 and thereafter	113,854	17,960
	358,149	56,497
Less: Unearned interest	(44,314)	(6,991)
Total non-current accounts receivable	313,835	49,506

(b)	An aging analysis of gross accounts receivable based on due date is as follows:

	March 31,
	2021	2022	2022
	RMB	RMB	US$

Non-current portion:
- Not past due	284,303	313,835	49,506

Current portion:
- Not past due	87,315	118,862	18,750
- Within one year past due	35,002	46,587	7,349
- Between one to two years past due	19,833	21,587	3,405
- Over two years past due	126,109	134,711	21,250
Total gross accounts receivable	552,562	635,582	100,260

(c)	An analysis of the allowance for credit losses is as follows:

	Year ended March 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Current portion:

Processing fees:
Balance at beginning of year	44,641	57,648	74,843	11,806
Charged to allowance for credit losses	13,007	17,379	16,248	2,563
Write-off charged against the allowance for the year	—	(184)	(923)	(147)
Balance at end of year	57,648	74,843	90,168	14,222

Storage fees:
Balance at beginning of year	43,077	53,911	62,771	9,902
Charged to allowance for credit losses	13,628	15,777	16,095	2,539
Write-off charged against the allowance for the year	(2,794)	(6,917)	(9,799)	(1,546)
Balance at end of year	53,911	62,771	69,067	10,895

Others:
Balance at beginning of year	1,916	310	347	55
(Credited)/charged to allowance for credit losses	(1,490)	1,016	1,062	168
Write-off charged against the allowance for the year	(116)	(979)	(199)	(31)
Balance at end of year	310	347	1,210	192

Non-current portion - Processing fees:
Balance at beginning of year	74,800	71,421	67,095	10,584
(Credited)/charged to allowance for credit losses	(750)	3,040	934	147
Write-off charged against the allowance for the year	(2,629)	(7,366)	(8,992)	(1,418)
Balance at end of year	71,421	67,095	59,037	9,313

(d)	An analysis of the non-current accounts receivable by credit quality indicator is as follows:

The following table presents the amortized cost basis of non-current accounts receivable by credit quality indicator by year of origination as of March 31, 2022:

	Amortized cost basis by year of origination
						2017 and
						prior to
	2022	2021	2020	2019	2018	2017	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Processing fees:
Not past due	85,619	59,192	42,161	14,932	5,390	42,751	250,045
Within one year past due	—	8,627	3,048	373	214	1,694	13,956
Between one to two years past due	—	—	5,370	466	—	1,190	7,026
Over two years past due	—	—	—	718	8	42,082	42,808
Total	85,619	67,819	50,579	16,489	5,612	87,717	313,835

The following table presents the amortized cost basis of non-current accounts receivable by credit quality indicator by year of origination as of March 31, 2021:

	Amortized cost basis by year of origination
						2016 and
						prior to
	2021	2020	2019	2018	2017	2016	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Processing fees:
Not past due	80,802	55,388	18,921	9,751	—	50,187	215,049
Within one year past due	8	6,839	658	—	450	2,038	9,993
Between one to two years past due	—	—	1,005	—	—	1,338	2,343
Over two years past due	—	—	—	—	—	56,918	56,918
Total	80,810	62,227	20,584	9,751	450	110,481	284,303